Organization and basis of presentation	6 Months Ended
Jun. 30, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and basis of presentation

1. Organization and basis of presentation

(a)	Organization and principal activities

Intchains Group Limited (the “Company” or “Parent Company”), an exempted company with limited liability incorporated in the Cayman Islands, and its subsidiaries are collectively referred to as the “Group.” The Group focuses on the development and sale of altcoin mining products, the strategic acquisition, holding and staking of Ethereum-based cryptocurrencies, and Web3 infrastructure services, including a Proof-of-Stake cryptocurrency staking platform.

(b)	Basis of presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Certain information and footnote disclosures normally included in annual financial statements prepared in accordance with U.S. GAAP have been condensed or omitted as permitted by the rules and regulations of the U.S. Securities and Exchange Commission. The consolidated balance sheet as of December 31, 2025 was derived from the Group’s audited consolidated financial statements. These unaudited condensed consolidated financial statements should be read in conjunction with the Group’s audited consolidated financial statements as of and for the year ended December 31, 2025.

In the opinion of management, the unaudited condensed consolidated financial statements include all adjustments considered necessary for a fair presentation of the interim periods. Results for the six months ended June 30, 2026 are not necessarily indicative of the results expected for the full year.

The Group’s reporting currency is Renminbi (“RMB”). The unaudited U.S. dollar amounts are presented solely for the convenience of readers and were translated at US$1.00 = RMB6.7851, the noon buying rate on June 30, 2026.